Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	60,000,000	60,000,000
Preferred stock, issued (in shares)	36,835	14,000
Preferred stock, outstanding (in shares)	36,835	14,000
Preferred stock, liquidation value	$ 45,569	$ 16,205
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, issued (in shares)	1,533,272	1,258,460
Common stock, outstanding (in shares)	1,533,272	1,258,460